DERIVATIVES ACTIVITIES - Fair Value Hedges (Details) - Other revenue - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gain (loss) on fair value hedges
Gain (loss) on the derivatives in designated and qualifying fair value hedges	$ 509	$ 2,692	$ (3,023)
Gain (loss) on the hedged item in designated and qualifying fair value hedges	(501)	(2,668)	3,019
Hedge ineffectiveness recognized in earnings on designated and qualifying fair value hedges	(70)	37	(88)
Net gain (loss) excluded from assessment of the effectiveness of fair value hedges	78	(13)	84
Interest rate contracts
Gain (loss) on fair value hedges
Gain (loss) on the derivatives in designated and qualifying fair value hedges	(847)	1,546	(3,288)
Gain (loss) on the hedged item in designated and qualifying fair value hedges	792	(1,496)	3,204
Hedge ineffectiveness recognized in earnings on designated and qualifying fair value hedges	(47)	53	(84)
Net gain (loss) excluded from assessment of the effectiveness of fair value hedges	(8)	(3)	0
Foreign exchange contracts
Gain (loss) on fair value hedges
Gain (loss) on the derivatives in designated and qualifying fair value hedges	1,315	1,367	265
Gain (loss) on the hedged item in designated and qualifying fair value hedges	(1,258)	(1,422)	(185)
Hedge ineffectiveness recognized in earnings on designated and qualifying fair value hedges	(23)	(16)	(4)
Net gain (loss) excluded from assessment of the effectiveness of fair value hedges	80	(39)	84
Commodity and other contract options
Gain (loss) on fair value hedges
Gain (loss) on the derivatives in designated and qualifying fair value hedges	41	(221)	0
Gain (loss) on the hedged item in designated and qualifying fair value hedges	(35)	250	0
Net gain (loss) excluded from assessment of the effectiveness of fair value hedges	$ 6	$ 29	$ 0